Segment information - Schedule of asset and income by segment (Details) - Reportable segments [member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Biopharmaceutical [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	$ 7,304,731		$ 7,304,731		$ 8,620,407
Non-current assets	4,953,440		4,953,440		5,066,477
Current liabilities	13,249,998		13,249,998		6,678,992
Non-current liabilities	0		0		0
Interest expense (income)	(22,144)	$ 31,266	(24,727)	$ 12,109
Total operating expenses	4,853,313	3,456,556	8,250,414	5,713,717
Net (loss) income	(9,834,790)	(3,488,139)	(18,638,981)	(5,732,736)
Strategic Investments [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	3,038,860		3,038,860		3,432,340
Non-current assets	0		0		0
Current liabilities	0		0		0
Non-current liabilities	0		0		0
Interest expense (income)	(68,589)	(135,690)	(133,222)	(289,057)
Total operating expenses	126	50	448	245
Net (loss) income	68,463	135,640	132,773	288,812
Total Consolidated [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	10,343,591		10,343,591		12,052,747
Non-current assets	4,953,440		4,953,440		5,066,477
Current liabilities	13,249,998		13,249,998		6,678,992
Non-current liabilities	0		0		$ 0
Interest expense (income)	(90,733)	(104,424)	(157,949)	(276,948)
Total operating expenses	4,853,439	3,456,606	8,250,862	5,713,962
Net (loss) income	$ (9,766,327)	$ (3,352,499)	$ (18,506,208)	$ (5,443,924)